Employee Benefits - Summary of Quantitative Sensitivity Analysis (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Turnover Rate +1,00% or -1,00%
Disclosure Of Defined Benefit Plans [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	€ 19	€ 31
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(21)	(34)
Inflation Rate +0,25% or -0,25%
Disclosure Of Defined Benefit Plans [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	82	72
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(80)	(70)
Annual Discount Rate +0,25% or -0,25%
Disclosure Of Defined Benefit Plans [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(111)	(97)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	€ 115	€ 101